Finance income and costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Finance Income [Abstract]
Bank deposits and other financial assets	£ 81	£ 28		£ 22
Gains on disposal of available-for-sale investments	73	25		0
Finance income	154	53	[1]	22	[2]
Net interest on pensions and other post-retirement benefit obligations	(65)	(107)		(111)
Bank loans and overdrafts	(87)	(59)		(28)
Other borrowings	(1,030)	(927)		(792)
Derivatives	12	(8)		37
Unwinding of discount on provisions	(75)	(73)		(69)
Other interest	(11)	(17)		(27)
Less: interest capitalised	128	109		112
Finance costs	(899)	(1,140)	[1]	(977)	[2]
Net finance costs from continuing operations	£ (745)	£ (1,087)		£ (955)
Capitalisation rate of borrowing costs eligible for capitalisation	4.10%	3.40%		3.30%
Tax relief on capitalised interest	£ 20	£ 18		£ 19
Net foreign exchange loss on financing activities	314	264		407
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	(90)	(27)		34
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	124	60		5
Before exceptional items and remeasurements
Finance Income [Abstract]
Finance income	154	53	[1]	22	[2]
Finance costs	(1,128)	(1,082)	[1]	(878)	[2]
Exceptional items and remeasurements
Finance Income [Abstract]
Finance income	0	0	[1]	0	[2]
Finance costs	229	(58)	[1]	(99)	[2]
Net investment hedges – undesignated forward rate risk	5	60		(34)
Derivatives not designated as hedges or ineligible for hedge accounting	180	(139)		(89)
Exceptional items and remeasurements | Fair value hedges
Finance Income [Abstract]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	34	33		39
Exceptional items and remeasurements | Cash flow hedges
Finance Income [Abstract]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	10	£ (12)		£ (15)
Further Acquisition Agreement derivative | Exceptional items and remeasurements
Finance Income [Abstract]
Derivatives not designated as hedges or ineligible for hedge accounting	£ 110
Quadgas HoldCo Limited
Finance Income [Abstract]
Proportion of ownership interest in associate, put/call option equity interest	14.00%	14.00%

[1]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[2]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).